UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08464

High Income Opportunities Portfolio Formerly known as High Income Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

High Income Portfolio*	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 14.3% (1)

Security	Principal Amount	Value
Aerospace — 0.3%
Hawker Beechcraft Acquisition, Term Loan, 4.73%, Maturing 3/26/14	$198,156	$182,830
Hawker Beechcraft Acquisition, Term Loan, 6.83%, Maturing 3/26/14	2,324,280	2,144,511
		$2,327,341
Automotive & Auto Parts — 0.3%
EPD Holdings, (Goodyear Engineering Products), Term Loan, 8.99%, Maturing 7/13/15	$2,560,000	$2,279,468
		$2,279,468
Broadcasting — 1.1%
HIT Entertainment Inc., Term Loan, 10.38%, Maturing 2/5/13	$9,180,000	$8,216,100
		$8,216,100
Building Materials — 0.8%
PLY GEM Industries, Inc., Term Loan, 7.58%, Maturing 8/15/11	$6,906,728	$6,119,361
		$6,119,361
Capital Goods — 0.4%
Dresser, Inc., Term Loan, 7.41%, Maturing 5/4/14	$2,131,190	$1,915,407
Dresser, Inc., Term Loan, 11.13%, Maturing 5/4/15	1,080,000	977,400
		$2,892,807
Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 6.35%, Maturing 5/25/13	$1,538,375	$1,407,613
		$1,407,613
Energy — 0.8%
SandRidge Energy Inc., Term Loan, 8.63%, Maturing 4/1/13	$6,240,000	$6,193,200
		$6,193,200
Food Service — 0.1%
RMK Acquisition Corp. (ARAMARK), Term Loan, 5.20%, Maturing 1/26/14	$53,168	$49,114
RMK Acquisition Corp. (ARAMARK), Term Loan, 6.71%, Maturing 1/26/14	836,894	773,081
		$822,195
Gaming — 1.5%
BLB Worldwide Holdings, Term Loan, 9.72%, Maturing 6/30/12	$5,410,000	$4,571,450
Cannery Casino Resorts, LLC, Term Loan, 9.20%, Maturing 5/18/14	1,580,000	1,524,700
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	5,196,770	5,105,826
		$11,201,976
Healthcare — 1.5%
Advanced Medical Optics, Inc., Term Loan, 6.77%, Maturing 4/2/14	$1,389,500	$1,299,182
Community Health Systems, Inc., Term Loan, 0.00%, Maturing 7/25/14 (2)	74,246	68,706
Community Health Systems, Inc., Term Loan, 7.33%, Maturing 7/25/14	1,476,257	1,366,106
HCA, Inc., Term Loan, 7.08%, Maturing 11/18/13	9,246,600	8,566,827
		$11,300,821
Homebuilders/Real Estate — 0.8%
Realogy Corp., Term Loan, 4.76%, Maturing 9/1/14	$1,462,650	$1,233,197
Realogy Corp., Term Loan, 7.51%, Maturing 9/1/14	5,432,700	4,580,445
		$5,813,642
Insurance — 0.1%
U.S.I. Holdings Corp., Term Loan, 7.58%, Maturing 5/4/14	$808,200	$749,605
		$749,605
Publishing/Printing — 1.7%
Laureate Education, Inc., Term Loan, Maturing 8/22/15 (3)	$2,010,000	$1,929,600
Laureate Education, Inc., Term Loan, 8.48%, Maturing 8/22/15	3,300,000	2,902,500
Laureate Education, Inc., Term Loan, 9.58%, Maturing 8/22/15	5,588,721	4,973,961
Laureate Education, Inc., Term Loan, 9.83%, Maturing 5/22/08	3,930,000	3,497,700
		$13,303,761

Services — 1.3%
Adesa, Inc., Term Loan, 7.08%, Maturing 10/18/13	$5,392,900	$4,735,160
Catalina Marketing Corp., Term Loan, 10.23%, Maturing 10/1/08	2,965,000	2,717,918
Neff Rental, Inc., Term Loan, 8.40%, Maturing 5/31/13	1,310,000	990,688
Rental Service Corp., Term Loan, 8.15%, Maturing 11/30/13	1,854,309	1,600,886
		$10,044,652
Super Retail — 0.7%
Claire’s Stores, Inc., Term Loan, 6.47%, Maturing 5/24/14	$6,427,700	$5,267,500
		$5,267,500
Telecommunications — 2.7%
Intelsat Bermuda, Ltd., Term Loan, 7.13%, Maturing 2/1/14	$2,500,000	$2,448,958
Level 3 Communications, Inc., Term Loan, 6.61%, Maturing 3/13/14	4,280,000	3,969,700
Telesat Canada, Term Loan, 8.37%, Maturing 10/31/08	6,060,000	5,787,300
Telesat Canada, Term Loan, 9.00%, Maturing 10/31/08	9,090,000	8,680,950
		$20,886,908
Total Senior Floating-Rate Interests (identified cost $119,239,021)		$108,826,950

Corporate Bonds & Notes — 78.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.2%
Alion Science and Technologies, Corp., 10.25%, 2/1/15	$1,625	$1,275,625
		$1,275,625
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,123	$1,066,602
		$1,066,602
Automotive & Auto Parts — 3.1%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$3,965	$3,885,700
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,620	1,462,050
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,047,037
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,148,933
Ford Motor Credit Co., Sr. Notes, 5.80%, 1/12/09	910	885,321
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	182,431
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,109,068
General Motors Acceptance Corp., 7.00%, 2/1/12	470	408,052
General Motors Acceptance Corp., 7.25%, 3/2/11	5,205	4,705,674
General Motors Acceptance Corp., 7.75%, 1/19/10	1,408	1,347,518
General Motors Acceptance Corp., Variable Rate, 6.119%, 5/15/09	955	891,900
Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate, 8.663%, 12/1/09	2,150	2,155,375
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,561,450
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (4)	3,811	381
		$23,790,890
Broadcasting — 0.2%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (5)	$1,675	$1,788,062
		$1,788,062
Building Materials — 2.3%
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$745	$765,487
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,523,900
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	10,710	8,407,350
NTK Holdings. Inc., Sr. Disc. Notes, 10.75%, (0% until 2009), 3/1/14	4,345	2,454,925
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	5,230	4,314,750
		$17,466,412
Cable/Satellite TV — 1.8%
CCH II, LLC/CCH II Capital Co., 10.25%, 9/15/10	$3,990	$3,780,525
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	4,899,400
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	3,118,637
Mediacom Broadband Group Corp., LLC, Sr. Notes, 8.50%, 10/15/15	2,260	1,864,500
		$13,663,062

Capital Goods — 1.4%
American Railcar Industry, 7.50%, 3/1/14	$1,620	$1,466,100
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,370,000
ESCO Corp., Sr. Notes, 8.625%, 12/15/13 (5)	1,720	1,651,200
ESCO Corp., Sr. Notes, Variable Rate, 8.866%, 12/15/13 (5)	1,720	1,556,600
RBS Global & Rexnord Corp., 9.50%, 8/1/14	2,105	1,910,287
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,598,850
		$10,553,037
Chemicals — 1.4%
CII Carbon, LLC, 11.125%, 11/15/15 (5)	$1,200	$1,152,000
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16 (5)	2,785	2,186,225
Nova Chemicals Corp., Sr. Notes, Variable Rate, 7.863%, 11/15/13	2,325	1,987,875
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14 (5)	5,520	5,464,800
		$10,790,900
Consumer Products — 0.7%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,705	$5,105,975
		$5,105,975
Containers — 1.3%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,541,781
Pliant Corp. (PIK), 11.85%, 6/15/09	6,078	6,077,432
		$9,619,213
Diversified Financial Services — 1.3%
Alliant Holdings I, Inc., 11.00%, 5/1/15 (5)	$1,795	$1,687,300
E*Trade Financial Corp., 7.875%, 12/1/15	3,295	2,512,437
Nuveen Investments, Inc., 5.00%, 9/15/10	515	466,075
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15 (5)	5,805	5,659,875
		$10,325,687
Diversified Media — 1.0%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$1,119,375
Affinion Group, Inc., 11.50%, 10/15/15	1,580	1,469,400
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0% until 2008), 10/15/13	2,760	2,511,600
Nielsen Finance, LLC, 10.00%, 8/1/14	1,985	2,014,775
Warner Music Group, Sr. Sub. Notes, 7.375%, 4/15/14	1,010	792,850
		$7,908,000
Energy — 10.0%
Allis-Chalmers Energy, Inc., 8.50%, 3/1/17	$1,050	$971,250
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	4,995	4,770,225
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	1,375	1,350,937
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,385	2,063,025
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,366,850
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	595	597,975
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,135,303
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,809,225
Inergy L.P./Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,570,750
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (5)	2,745	2,923,425
OPTI Canada, Inc., 7.875%, 12/15/14 (5)	1,915	1,867,125
OPTI Canada, Inc., 8.25%, 12/15/14 (5)	2,135	2,102,975
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	704,900
Petrohawk Energy Corp., 9.125%, 7/15/13	9,200	9,545,000
Petroplus Finance, Ltd., 6.75%, 5/1/14 (5)	200	184,000
Petroplus Finance, Ltd., 7.00%, 5/1/17 (5)	3,565	3,253,062
Plains Exploration & Production Co., 7.00%, 3/15/17	2,955	2,822,025
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,445	2,383,875
RAM Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,636,515
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15 (5)	6,330	5,950,200
SESI, LLC, 6.875%, 6/1/14	700	679,000
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	5,235	5,104,125
United Refining Co., Sr. Notes, 10.50%, 8/15/12	11,420	11,591,300
VeraSun Energy Corp., 9.875%, 12/15/12	1,240	1,221,400
		$76,604,467

Entertainment/Film — 1.5%
AMC Entertainment, Inc., 11.00%, 2/1/16	$4,340	$4,318,300
Marquee Holdings, Inc., Sr. Disc. Notes, 9.505%, 8/15/14	9,605	6,819,550
		$11,137,850
Environmental — 0.7%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,039,650
		$5,039,650
Food & Drug Retail — 0.2%
Rite Aid Corp., 7.50%, 3/1/17	$2,115	$1,824,187
		$1,824,187
Food/Beverage/Tobacco — 1.4%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0% until 2008), 11/1/11	$6,270	$5,831,100
Dole Foods Co., 7.25%, 6/15/10	3,995	3,535,575
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	1,885	1,762,475
		$11,129,150
Gaming — 8.7%
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (5)	$4,410	$3,704,400
CCM Merger, Inc., 8.00%, 8/1/13 (5)	2,435	2,191,500
Chukchansi EDA, Sr. Notes, Variable Rate, 8.238%, 11/15/12 (5)	595	571,200
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	990	979,615
Fontainebleau Las Vegas, LLC, 10.25%, 6/15/15 (5)	9,480	7,157,400
Galaxy Entertainment Finance, 9.875%, 12/15/12 (5)	505	520,150
Galaxy Entertainment Finance, Variable Rate, 9.829%, 12/15/10 (5)	3,880	3,928,500
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (5)	1,225	1,176,000
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12 (5)	2,880	2,692,800
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,945	4,945,000
Majestic HoldCo, LLC, 12.50%, (0% until 2008), 10/15/11 (5)	1,620	1,000,350
Majestic Star Casino, LLC, 9.50%, 10/15/10	3,505	3,145,737
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	760	684,000
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	5,760,781
Park Place Entertainment, 7.875%, 3/15/10	4,310	4,078,337
Pinnacle Entertainment Inc., Sr. Sub. Notes, 7.50%, 6/15/15 (5)	2,795	2,236,000
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14 (5)	1,270	1,319,213
San Pasqual Casino, 8.00%, 9/15/13 (5)	1,335	1,274,925
Seminole Hard Rock Entertainment, Variable Rate, 7.491%, 3/15/14 (5)	2,190	1,981,950
Station Casinos, Inc., 7.75%, 8/15/16	1,465	1,298,356
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,100	965,250
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	6,115	4,433,375
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (5)	3,605	3,605,000
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14 (5)	875	857,500
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14 (5)	6,266	6,109,350
		$66,616,689
Healthcare — 4.6%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$1,959,675
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,175,900
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15 (5)	2,575	2,620,063
HCA, Inc., 7.875%, 2/1/11	1,720	1,698,500
HCA, Inc., 9.125%, 11/15/14	1,123	1,169,324
MultiPlan Merger Corp., Sr. Sub. Notes, 10.375%, 4/15/16 (5)	5,535	5,175,225
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,960	4,098,600
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,281,125
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	375	369,375
Universal Hospital Service, Inc. (PIK), 8.50%, 6/1/15	745	756,175
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,625,025
US Oncology, Inc., 10.75%, 8/15/14	6,350	6,223,000
Varietal Distribution Merger, Inc., Sr. Notes (PIK), 10.25%, 7/15/15 (5)	775	728,500
		$34,880,487
Homebuilders/Real Estate — 0.1%
Stanley Martin Co., 9.75%, 8/15/15	$955	$482,275
		$482,275

Leisure — 2.5%
HRP Myrtle Beach Capital Corp., Sr. Notes (PIK), 14.50%, 4/1/14 (5)	$3,048	$2,789,363
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (5)	2,315	2,118,225
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 9.894%, 4/1/12 (5)	3,985	3,646,275
Universal City Florida Holdings, Sr. Notes, Variable Rate, 9.661%, 5/1/10	10,535	10,218,950
		$18,772,813
Metals/Mining — 2.0%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14	$1,205	$945,925
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16	5,360	3,792,200
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,719,113
FMG Finance PTY, Ltd., 10.625%, 9/1/16 (5)	5,820	6,634,800
FMG Finance PTY, Ltd., Variable Rate, 9.124%, 9/1/11 (5)	2,340	2,386,800
		$15,478,838
Paper — 2.4%
Jefferson Smurfit Corp., 7.50%, 6/1/13	$887	$824,910
NewPage Corp., 10.00%, 5/1/12 (5)	5,355	5,355,000
NewPage Corp., 10.00%, 5/1/12	3,455	3,455,000
NewPage Corp., 12.00%, 5/1/13	3,485	3,467,575
NewPage Corp., Variable Rate, 11.161%, 5/1/12	1,655	1,630,175
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17	4,310	4,019,075
		$18,751,735
Publishing/Printing — 2.5%
Dex Media West/Finance, Series B, 9.875%, 8/15/13	$2,120	$2,167,700
Harland Clarke Holdings, 9.50%, 5/15/15	2,220	1,720,500
Idearc, Inc., Sr. Notes, 8.00%, 11/15/16	1,670	1,503,000
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,135	641,275
R.H. Donnelley Corp., 8.875%, 10/15/17 (5)	8,340	7,109,850
Reader’s Digest Association, Inc., (The), Sr. Sub. Notes, 9.00%, 2/15/17 (5)	7,230	5,621,325
		$18,763,650
Railroad — 1.0%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14 (5)	$1,150	$1,095,375
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	200	194,000
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	6,050	6,261,750
		$7,551,125
Restaurants — 1.1%
El Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$4,142,400
NPC International, Inc., 9.50%, 5/1/14	5,345	4,623,425
		$8,765,825
Services — 6.0%
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$5,175	$5,006,813
Education Management, LLC, Sr. Sub Notes, 10.25%, 6/1/16	8,395	8,038,213
KAR Holdings, Inc., Sr. Notes, 8.75%, 5/1/14 (5)	335	299,825
KAR Holdings, Inc., Sr. Notes, Variable Rate, 8.911%, 5/1/14 (5)	1,475	1,231,625
MediMedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14 (5)	2,575	2,665,125
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,475,000
Neff Corp., Sr. Notes, 10.00%, 6/1/15	750	360,000
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,735,538
Safety Products Holdings, Inc. Sr. Notes (PIK), 11.75%, 1/1/12	5,256	5,506,249
Travelport LLC, 9.875%, 9/1/14	5,465	5,273,725
Travelport LLC, 11.875%, 9/1/16	1,252	1,195,660
United Rentals North America, Inc., 6.50%, 2/15/12	325	300,625
West Corp., 9.50%, 10/15/14	8,015	7,494,025
		$45,582,423
Steel — 0.8%
RathGibson, Inc., 11.25%, 2/15/14	$5,225	$5,172,750
Ryerson, Inc., Sr. Notes, 12.00%, 11/1/15 (5)	525	496,125
Ryerson, Inc., Sr. Notes, Variable Rate, 12.574%, 11/1/14 (5)	345	319,125
		$5,988,000

Super Retail — 6.1%
General Nutrition Center, Sr. Notes, Variable Rate (PIK), 10.009%, 3/15/14	$3,965	$3,271,125
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	4,220	3,418,200
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14	2,886	2,582,970
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	3,586	2,922,590
Neiman Marcus Group, Inc., 9.00%, 10/15/15	3,685	3,703,425
Neiman Marcus Group, Inc., 10.375%, 10/15/15	15,520	15,520,000
Sally Holdings, LLC, Sr. Notes, 9.25%, 11/15/14	1,645	1,562,750
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	3,500	3,123,750
Toys “R” Us, 7.375%, 10/15/18	2,245	1,560,275
Yankee Acquisition Corp., 8.50%, 2/15/15	5,506	4,735,160
Yankee Acquisition Corp., Series B, 9.75%, 2/15/17	5,385	4,415,700
		$46,815,945
Technology — 1.4%
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	$1,948	$1,750,765
Avago Technologies Finance, 10.125%, 12/1/13	1,945	2,032,525
Avago Technologies Finance, 11.875%, 12/1/15	1,240	1,302,000
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15 (5)	6,190	5,261,500
NXP BV/NXP Funding, LLC, 7.875%, 10/15/14	94	86,598
SunGard Data Systems, Inc., 9.125%, 8/15/13	196	199,920
		$10,633,308
Telecommunications — 3.5%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,217,888
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15 (5)	3,040	2,690,400
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15 (5)	7,127	6,289,578
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12 (5)	3,475	3,540,156
Intelsat Bermuda, Ltd., 9.25%, 6/15/16	3,770	3,779,425
Level 3 Financing, Inc., Sr. Notes, 8.75%, 2/15/17	3,685	3,003,275
Level 3 Financing, Inc., Sr. Notes, 9.25%, 11/1/14	2,665	2,305,225
Windstream Regatta Holdings, Inc., Sr. Sub. Notes, 11.00%, 12/1/17 (5)	695	635,925
		$26,461,872
Textiles/Apparel — 2.3%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$145	$138,475
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	2,125	2,077,188
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	9,330	9,166,725
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5,710	5,510,150
Phillips-Van Heusen, Sr. Notes, 7.25%, 2/15/11	485	488,638
		$17,381,176
Transportation Ex Air/Rail — 0.4%
CEVA Group PLC, Sr. Notes, 10.00%, 9/1/14 (5)	$3,515	$3,339,250
		$3,339,250
Utilities — 4.4%
AES Corp., Sr. Notes, 8.00%, 10/15/17	$420	$430,500
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	476,423
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,293	2,499,277
Dynegy Holdings, Inc., 7.75%, 6/1/19	570	521,550
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,065	1,041,038
Edison Mission Energy, 7.50%, 6/15/13	315	323,663
Energy Future Holdings, Sr. Notes, 10.875%, 11/1/17 (5)	6,490	6,457,550
NGC Corp., 7.625%, 10/15/26	3,205	2,756,300
NRG Energy, Inc., 7.25%, 2/1/14	150	146,438
NRG Energy, Inc., 7.375%, 1/15/17	4,050	3,933,563
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,090,325
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	362,600
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series A, 10.25%, 11/1/15 (5)	4,270	4,216,625
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, Series B, 10.25%, 11/1/15 (5)	3,335	3,293,313
		$33,549,165
Total Corporate Bonds & Notes (identified cost $642,799,728)		$598,903,345

Convertible Bonds — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.6%
L-3 Communications Corp., 3.00%, 8/1/35 (5)	$3,890	$4,915,987
Total Convertible Bonds (identified cost $3,930,328)		$4,915,987

Common Stocks — 2.4%

Security	Shares	Value
Cable/Satellite TV — 0.0%
Time Warner Cable, Inc., Class A (6)	1,554	$39,099
		$39,099
Energy — 0.1%
Key Energy Services, Inc. (6)	44,590	$526,162
		$526,162
Gaming — 0.5%
Fontainebleau Equity Holdings, Class A (7) (8)	148,726	$1,784,712
Shreveport Gaming Holdings, Inc. (6) (7) (8)	4,858	121,450
Trump Entertainment Resorts, Inc. (6)	409,960	1,816,123
		$3,722,285
Leisure — 0.0%
HRP, Class B (5) (6) (7)	2,375	$24
		$24
Super Retail — 1.5%
GameStop Corp., Class A (6)	206,618	$10,688,349
GNC Acquisition Holdings, Class A (8)	108,818	544,090
		$11,232,439
Telecommunications — 0.3%
American Tower Corp., Class A (6)	71,463	$2,682,006
		$2,682,006
Total Common Stocks (identified cost $19,271,288)		$18,202,015

Convertible Preferred Stocks — 1.5%

Security	Shares	Value
Energy — 1.0%
Chesapeake Energy Corp., 4.50%	61,160	$6,406,510
Chesapeake Energy Corp., 5.00% (5)	14,401	1,618,312
		$8,024,822
Telecommunications — 0.5%
Crown Castle International Corp. (PIK), 6.25%	67,777	$3,829,401
		$3,829,401
Total Convertible Preferred Stocks (identified cost $10,581,706)		$11,854,223

Preferred Stocks — 0.5%

Security	Shares/Units	Value
Gaming — 0.5%
Fontainebleau Resorts LLC (PIK) (7) (8)	3,664	$3,304,120
		$3,304,120

Super Retail — 0.0%
GNC Acquisition Holdings (8)	37,182	$185,910
		$185,910
Total Preferred Stocks (identified cost $3,849,420)		$3,490,030

Miscellaneous — 0.2%

Security	Shares	Value
Cable/Satellite TV — 0.2%
Adelphia, Inc., Escrow Certificate (6)	7,585,000	$502,506
Adelphia, Inc., Escrow Certificate (6)	3,555,000	235,519
Adelphia Recovery Trust (6)	10,758,837	692,654
		$1,430,679
Utilities — 0.0%
Mirant Corp., Escrow Certificate (6) (7) (8)	1,440,000	$144
Mirant Corp., Escrow Certificate (6) (7) (8)	3,200,000	320
		$464
Total Miscellaneous (identified cost $9,898,658)		$1,431,143

Warrants — 0.2%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (6) (7)	13,600	$0
		$0
Gaming — 0.2%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09 (6) (7) (8)	25,351	$1,318,262
		$1,318,262
Total Warrants (identified cost $730,314)		$1,318,262
Total Investments — 98.1% (identified cost $810,300,463)		$748,941,955
Less Unfunded Loan Commitments — (0.0)%		$(74,246)
Net Investments — 98.1% (identified cost $810,226,217)		$748,867,709
Other Assets, Less Liabilities — 1.9%		$14,497,993
Net Assets — 100.0%		$763,365,702

PIK	—	Payment In Kind.
*	—	Effective March 1, 2008, the Portfolio’s name was changed to Eaton Vance High Income Opportunities Portfolio.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	This Senior Loan will settle after January 31, 2008, at which time the interest rate will be determined.
(4)	Defaulted security.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate value of the securities is $170,304,333 or 22.3% of the Portfolio’s net assets.

(6)	Non-income producing security.
(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(8)	Restricted security.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$811,614,015
Gross unrealized appreciation	$9,653,401
Gross unrealized depreciation	(72,429,707)
Net unrealized depreciation	$(62,776,306)

Restricted Securities

At January 31, 2008, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$544,090

GNC Acquisition Holdings, Preferred	3/15/07	37,182	$185,910		185,910

Fontainebleau Equity Holdings, Class A	6/01/07	148,726	$1,784,712		$1,784,712

Fontainebleau Resorts LLC (PIK), Preferred	6/01/07	3,664	$3,663,510		$3,304,120

Mirant Corp., Escrow Certificate	1/05/06	1,440,000	0		$144

Mirant Corp., Escrow Certificate	1/05/06	3,200,000	0		$320

Penninsula Gaming LLC, Convertible Preferred Membership Interests, Exp 9/27/09	7/08/99	25,351	0	(1)	$1,318,262

Shreveport Gaming Holdings, Inc.		4,858	$6,996		$121,450

Total Restricted Securities			$6,185,218		$7,259,008

(1) Less than $0.50.

A summary of obligations under these financial instruments at January 31, 2008 is as follows:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	First Data Corp.	Sell	$1,525	3.20%	12/20/2009	$(62,622)
	Rite Aid	Sell	4,395	5.70	6/20/2008	(59,105)
Citigroup, Inc.	AMD Series A	Sell	7,000	6.40	12/20/2012	(632,032)
	First Data Corp.	Sell	3,050	3.20	12/20/2009	(146,119)
	First Data Corp.	Sell	3,050	3.55	12/20/2009	(130,539)
Goldman Sachs Capital Markets L.P.	General Motors Corp.	Sell	1,600	7.25	9/20/2010	(9,683)
JPMorgan Chase Bank	AMD Series B	Sell	1,500	6.50	12/20/2012	(130,568)
	AMD Series C	Sell	1,500	6.40	12/20/2012	(135,436)
	Ford Motor Corp.	Sell	3,200	6.75	9/20/2008	24,780
Lehman Brothers, Inc.	Ford Motor Corp.	Sell	10,000	7.20	12/20/2009	(70,923)
	Ford Motor Corp.	Sell	2,960	7.20	12/20/2009	2,334
	Ford Motor Corp.	Sell	2,980	8.00	3/20/2010	(18,776)
	Ford Motor Corp. Series C	Sell	5,900	6.10	12/20/2008	(10,229)
	General Motors Corp.	Sell	4,800	6.50	9/20/2008	66,380
	General Motors Corp.	Sell	2,950	5.90	12/20/2009	(56,885)
	General Motors Corp.	Sell	2,960	7.00	12/20/2009	13,098
	Rite Aid	Sell	1,470	3.90	12/20/2008	(78,486)
	Rite Aid Series B	Sell	2,930	5.60	3/20/2009	(158,396)
	Rite Aid Series C	Sell	1,600	5.60	3/20/2009	(86,996)
	Toys “R” Us	Sell	3,000	4.35	12/20/2008	(84,859)
	Toys “R” Us	Sell	1,465	8.90	3/20/2013	(113,036)
Morgan Stanley Capital Services, Inc.	ARAMARK	Sell	3,200	4.82	9/20/2012	(14,812)
	Intelsat Ltd.	Sell	2,940	3.75	12/20/2008	(76,015)
RBS Greenwich Capital	First Data Corp., Series E	Sell	3,040	3.95	12/20/2010	(202,548)
	First Data Corp., Series F	Sell	1,520	3.90	12/20/2010	(103,091)
						$(2,274,564)

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 15, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 15, 2008